Loan Servicing (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Participating Mortgage Loan Arrangements
Mortgage loan portfolios serviced, Total	$ 68,487	$ 60,906
FHLMC [Member]
Participating Mortgage Loan Arrangements
Mortgage loan portfolios serviced, Total	67,429	60,733
FHLB [Member]
Participating Mortgage Loan Arrangements
Mortgage loan portfolios serviced, Total	$ 1,058	$ 173